UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                       (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Cavalier Funds

SEMI-ANNUAL REPORT
(Unaudited)

November 30, 2015

Cavalier Dividend Income Fund
Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund
Cavalier Global Opportunities Fund
Cavalier Hedged Equity Fund
Cavalier Hedged High Income Fund
Cavalier Multi Strategist Fund
Cavalier Stable Income Fund
Cavalier Tactical Rotation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Dividend Income Fund………………………………………………………………………………………………………………….1
Dynamic Growth Fund………………………………………………………………………………………………………….……….7
Fundamental Growth Fund……………………………………………………………………………………………………..……...15
Global Opportunities Fund………………………………………………...…………………………………………………….…….24
Hedged Equity Fund………….…………………………………...……………………………………………………………….…..30
Hedged High Income Fund………….…………………………………………………………………………………………….…..36
Multi Strategist Fund……………………………...…………………………………………………………………………………...42
Stable Income Fund……………………….………………………………………………………………………………………..…..50
Tactical Rotation Fund……………………………………………………………………….………………………………………..56
Notes to Financial Statements…………………………………………………………………………………………………….......62
Additional Information……………………………………………………………………………………………………….………..74

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Investment Advisor Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Derivatives Risk, Futures Risk, Swaps Risk, Risk from Purchasing Options, Risk from Writing Options, Fixed-Income Market Risk, Commodities Risk, Real Estate Risk, Mortgage and Asset-Backed Securities Risk, General Market Risk, Foreign Investment Risk, Currency Risk, Emerging Markets Risk, Depository Receipts Risk, and Micro-Cap Securities Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2016.

For More Information on Your Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 95.54%
First Trust DJ Global Select Dividend Index Fund			15,784	$356,245
iShares 1-3 Year Treasury Bond ETF			5,827	492,789
iShares Short Treasury Bond ETF			4,494	495,464
SPDR S&P Dividend ETF			4,766	371,319
SPDR S&P500 ETF Trust			2,329	486,039

Total Exchange-Traded Products (Cost $2,142,366)				2,201,856

Total Value of Investments (Cost $2,142,366) - 95.54%				$2,201,856

Other Assets Less Liabilities - 4.46%				102,696

Net Assets - 100.00%				$2,304,552

	Summary of Investments
(Unaudited)
	% of Net Assets	Value
Exchange-Traded Products	95.54%	$2,201,856
Other Assets Less Liabilities	4.46%	102,696
Total	100.00%	$2,304,552

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $2,142,366)	$2,201,856
Receivables:
Investments sold	74,895
Fund shares sold	1,782
Dividends and interest	4
Due From Advisor	51,984
Prepaid expenses:
Registration and filing fees	9,064
Fund accounting fees	3,251
Shareholder fulfillment fees	633
Compliance fees	385
Insurance expenses	195
Administration fees	14

Total assets	2,344,063

Liabilities:
Payables:
Fund shares repurchased	16,019
Due to custodian	21,616
Accrued expenses:
Professional fees	1,131
Custody and banking fees	507
Securities pricing fees	173
Distribution and service fees - Advisor Class Shares	65

Total liabilities	39,511

Total Net Assets	$2,304,552

Net Assets Consist of:
Paid in interest	$2,653,930
Accumulated net investment loss	(6,998)
Accumulated net realized loss on investements	(401,870)
Net unrealized appreciation on investments	59,490

Total Net Assets	$2,304,552

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	222,123
Net Assets	$2,212,838
Net Asset Value, Offering Price and Redemption Price Per Share	$9.96

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	9,013
Net Assets	$91,714
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.18

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends	$65,466
Interest	231

Total Investment Income	65,697

Expenses:
Advisory fees (note 2)	30,683
Registration and filing fees	23,280
Fund accounting fees (note 2)	19,671
Transfer agent fees (note 2)	15,000
Professional fees	13,125
Administration fees (note 2)	5,968
Shareholder fulfillment expenses	4,800
Trustee fees and meeting expenses	4,000
Custody and banking fees (note 2)	3,340
Compliance fees (note 2)	2,101
Insurance expenses	1,100
Securities pricing fees	999
Other operating expenses	912
Distribution and service fees - Advisor Class Shares (note 3)	492

Total Expenses	125,471

Expenses reimbursed by Advisor (note 2)	(70,186)
Fees waived by Advisor (note 2)	(15,341)

Net Expenses	39,944

Net Investment Income	25,753

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(387,444)
Net change in unrealized appreciation	39,887

Net Realized and Unrealized Loss on Investments	(347,557)

Net Decrease in Net Assets Resulting from Operations	$(321,804)

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income			$25,753	$253,647
Net realized loss from investment transactions			(387,444)	(14,422)
Net change in unrealized appreciation (depreciation) on investments			39,887	(240,324)

Net Decrease in Net Assets Resulting from Operations			(321,804)	(1,099)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(22,860)	(253,533)
Advisor Class Shares			(327)	(5,526)

Net realized gains
Institutional Class Shares			-	(15,711)
Advisor Class Shares			-	(479)

Decrease in Net Assets Resulting from Distributions			(23,187)	(275,249)

Beneficial Interest Transactions:
Shares sold			2,494,057	4,298,123
Reinvested dividends and distributions			13,183	137,537
Shares repurchased			(5,226,573)	(3,959,579)

Increase (Decrease) from Beneficial Interest Transactions			(2,719,333)	476,081

Net Increase (Decrease) in Net Assets			(3,064,324)	199,733

Net Assets:
Beginning of Period			5,368,876	5,169,143
End of Period			$2,304,552	$5,368,876

Accumulated Net Investment Loss			$(6,998)	$(9,564)
	Period Ended		Year Ended
Share Information:	November 30, 2015 (a)		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	242,505	$2,421,506	360,044	$3,960,786
Reinvested dividends and distributions	1,232	12,891	12,316	133,750
Shares repurchased	(503,768)	(5,125,779)	(336,296)	(3,676,321)
Net Increase (Decrease) in Shares of
Beneficial Interest	(260,031)	$(2,691,382)	36,064	$418,215

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,814	$72,551	30,271	$337,337
Reinvested dividends and distributions	27	292	342	3,787
Shares repurchased	(9,335)	(100,794)	(25,896)	(283,258)
Net Increase (Decrease) in Shares of
Beneficial Interest	(2,494)	$(27,951)	4,717	$57,866

(a) Unaudited.

See Notes to Financial Statements

Cavalier Dividend Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.87		$11.41		$11.02		$10.00

Income (Loss) from Investment Operations
Net investment income	0.04		0.46	(g)	0.55	(g)	0.29
Net realized and unrealized gain (loss) on investments	(0.89)		(0.51)		0.41		1.02

Total from Investment Operations	(0.85)		(0.05)		0.96		1.31

Less Distributions:
From net investment income	(0.06)		(0.46)		(0.49)		(0.29)
From net realized gains	-		(0.03)		(0.08)		-

Total Distributions	(0.06)		(0.49)		(0.57)		(0.29)

Net Asset Value, End of Period	$9.96		$10.87		$11.41		$11.02

Total Return (c)	(7.81)%	(b)	(0.43)%		9.03%		13.32%	(b)

Net Assets, End of Period (in thousands)	$2,213		$5,241		$5,090		$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	6.51%	(a)	3.56%		1.15%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.45%	(a)	1.23%	(h)	1.15%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	1.11%	(a)	4.19%	(h)	4.97%		4.74%	(a)

Portfolio turnover rate	96.19%	(b)	23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements							(Continued)

Cavalier Dividend Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.12		$11.68		$11.18		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)		0.43	(g)	0.43	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.89)		(0.60)		0.53		1.17

Total from Investment Operations	(0.91)		(0.17)		0.96		1.41

Less Distributions:
From net investment income	(0.03)		(0.36)		(0.38)		(0.23)
From net realized gains	-		(0.03)		(0.08)		-

Total Distributions	(0.03)		(0.39)		(0.46)		(0.23)

Net Asset Value, End of Period	$10.18		$11.12		$11.68		$11.18

Total Return (c)	(1.45)%	(b)	(1.45)%		8.79%		14.25%	(b)

Net Assets, End of Period (in thousands)	$92		$128		$79		$5

Ratios of:
Gross Expenses to Average Net Assets (d)	6.90%	(a)	4.56%		2.15%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.45%	(a)	2.23%	(h)	2.15%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.24)%	(a)	3.79%	(h)	3.84%		4.68%	(a)

Portfolio turnover rate	96.19%	(b)	23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 39.14%

Consumer Discretionary - 5.37%
	Target Corp.	2,461	$178,422
*	The Priceline Group, Inc.	131	163,599
	The Walt Disney Co.	1,664	188,814
	Whirlpool Corp.	1,978	321,465
			852,300
Consumer Staples - 1.18%
	Walgreens Boots Alliance, Inc.	2,239	188,143
			188,143
Energy - 2.72%
	EOG Resources, Inc.	2,208	184,213
	Schlumberger Ltd.	3,204	247,189
			431,402
Financials - 8.22%
	Ace, Ltd.	1,665	191,225
	Bank of America Corp.	18,852	328,590
	BlackRock, Inc.	541	196,773
	Fifth Third Bancorp	9,762	201,781
	Visa, Inc.	2,441	192,863
	Wells Fargo & Co.	3,517	193,787
			1,305,019
Health Care - 8.14%
	AbbVie, Inc.	5,313	308,951
	Amgen, Inc.	1,203	193,803
*	Celgene Corp.	1,553	169,976
	Gilead Sciences, Inc.	2,924	309,827
*	Regeneron Pharmaceuticals, Inc.	569	309,821
			1,292,378
Industrials - 4.64%
	Deere & Co.	2,380	189,377
*	Dycom Industries, Inc.	2,492	217,751
	Eaton Corp PLC	5,654	328,837
			735,965

			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - 8.87%
*	Alphabet, Inc.	258	$196,815
	Apple, Inc.	3,175	375,603
	EMC Corp.	4,807	121,809
*	Facebook, Inc.	1,862	194,095
*	Fiserv, Inc.	3,281	315,763
	Skyworks Solutions, Inc.	2,453	203,648
			1,407,733

	Total Common Stocks (Cost $5,745,055)		6,212,940

EXCHANGE-TRADED PRODUCTS - 59.23%
	Consumer Discretionary Select Sector SPDR Fund	16,224	1,310,575
	Consumer Staples Select Sector SPDR Fund	26,306	1,300,043
	Financial Select Sector SPDR Fund	21,501	528,065
	iShares 20+ Year Treasury Bond ETF	4,265	517,984
	iShares Core S&P 500 ETF	2,417	507,256
	iShares Core U.S. Aggregate Bond ETF	4,779	520,003
	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,995	1,042,610
	iShares JP Morgan USD Emerging Markets Bond ETF	3,883	420,878
	iShares MSCI EAFE ETF	13,726	832,482
	iShares MSCI Emerging Markets ETF	23,615	802,674
	iShares US Technology ETF	7,198	793,939
	SPDR S&P Bank ETF	22,701	825,862

	Total Exchange-Traded Products (Cost $9,346,155)		9,402,371

SHORT-TERM INVESTMENT - 1.28%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	202,562	202,562

	Total Short-Term Investment (Cost $202,562)		202,562

Total Value of Investments (Cost $15,293,772) - 99.65%			$15,817,873

Other Assets Less Liabilities - 0.35%			55,524

Net Assets - 100.00%			$15,873,397

§	Represents 7 day effective yield
*	Non-income producing investment

The following acronym is used in this portfolio:
PLC - Public Limited Company
			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015

	Summary of Investments by Sector (Unaudited)

	% of Net Assets	Value
Consumer Discretionary	5.37%	$852,300
Consumer Staples	1.18%	188,143
Energy	2.72%	431,402
Financials	8.22%	1,305,019
Health Care	8.14%	1,292,378
Industrials	4.64%	735,965
Information Technology	8.87%	1,407,733
Exchange-Traded Products	59.23%	9,402,371
Short-Term Investment	1.28%	202,562
Other Assets Less Liabilities	0.35%	55,524
Total	100.00%	$15,873,397

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2015

Assets:
Investments, at value (cost $15,293,772)	$15,817,873
Receivables:
Fund shares sold	21,650
Dividends and interest	8,889
Due from Advisor	1,638
Prepaid expenses:
Compliance fees	11,902
Registration and filing fees	11,822
Fund accounting fees	3,256
Shareholder fulfillment expensees	2,251
Professional fees	744
Insurance expenses	468
Custody and banking fees	341
Administration fees	59

Total assets	15,880,893

Liabilities:
Payables:
Fund shares repurchased	5,396
Accrued expenses:
Distribution and service fees - Advisor Class Shares	1,195
Securities pricing fees	905

Total liabilities	7,496

Total Net Assets	$15,873,397

Net Assets Consist of:
Paid in interest	$12,133,891
Acumulated net investment loss	(18,477)
Accumulated net realized gain on investment transactions	3,233,882
Net unrealized appreciation on investments	524,101

Total Net Assets	$15,873,397

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,186,760
Net Assets	$14,646,021
Net Asset Value, Offering Price and Redemption Price Per Share	$12.34

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	102,705
Net Assets	$1,227,376
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.95

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends and interest (net of foreign tax withheld of $298)	$121,556

Total Investment Income	121,556

Expenses:
Advisory fees (note 2)	48,314
Registration and filing fees	21,367
Fund accounting fees (note 2)	20,574
Transfer Agent fees (note 2)	16,500
Professional fees	13,125
Administration fees (note 2)	10,736
Shareholder fulfillment fees	7,051
Custody and banking fees (note 2)	6,647
Distribution and service fees - Advisor Class Shares (note 3)	6,338
Trustee fees and meeting expenses	4,000
Compliance fees (note 2)	3,540
Securities pricing fees	3,501
Insurance expenses	1,100
Other operating expenses	913

Total Expenses	163,706

Expenses reimbursed by Advisor (note 2)	(2,031)
Fees waived by Advisor (note 2)	(21,642)

Net Expenses	140,033

Net Investment Loss	(18,477)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	1,279,424
Net change in unrealized depreciation on investments	(1,967,500)

Net Realized and Unrealized Loss on Investments	(688,076)

Net Decrease in Net Assets Resulting from Operations	$(706,553)

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statements of Changes in Net Assets

			November 30,		May 31,
For the period or fiscal year ended			2015	(a)	2015

Operations:
Net investment loss			$(18,477)		$(122,551)
Net realized gain from investment transactions			1,279,424		2,178,528
Net change in unrealized appreciation (depreciation) on investments			(1,967,500)		1,316,469
Net Increase (Decrease) in Net Assets Resulting from Operations			(706,553)		3,372,446

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(187,556)
Advisor Class Shares			-		(10,427)
Net realized gains
Institutional Class Shares			-		(1,650,890)
Advisor Class Shares			-		(91,784)
Decrease in Net Assets Resulting from Distributions			-		(1,940,657)

Beneficial Interest Transactions:
Shares sold			27,775,363		7,557,708
Reinvested dividends and distributions			-		596,827
Shares repurchased			(32,125,303)		(13,657,470)
Decrease from Beneficial Interest Transactions			(4,349,940)		(5,502,935)

Net Decrease in Net Assets			(5,056,493)		(4,071,146)

Net Assets:
Beginning of Period			20,929,890		25,001,036
End of Period			$15,873,397		$20,929,890

Accumulated Net Investment Income (Loss)			$(18,477)		$-

	Period Ended		Year Ended
Share Information:	November 30, 2015 (a)		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	2,131,227	$26,696,306	559,773		$7,000,656
Reinvested dividends and distributions	-	-	46,254		521,280
Shares repurchased	(2,470,728)	(31,133,697)	(1,044,811)		(13,059,180)
Net Decrease in Shares of Beneficial Interest	(339,501)	$(4,437,391)	(438,784)		$(5,537,244)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	91,594	$1,079,057	45,893		$557,052
Reinvested dividends and distributions	-	-	6,855		75,547
Shares repurchased	(84,917)	(991,606)	(50,451)		(598,290)
Net Increase in Shares of Beneficial Interest	6,677	$87,451	2,297		$34,309

(a) Unaudited.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or period ended	2015	(g)	2014		2013		2012	2011

Net Asset Value, Beginning of Period	$12.92		$12.15		$11.55		$9.42	$11.78

Income (Loss) from Investment Operations
Net investment income (loss)	(0.04)		(0.06)	(f)	0.11	(f)	0.21	0.06
Net realized and unrealized gain (loss) on
investments	(0.54)		1.88		1.08		1.92	(1.05)

Total from Investment Operations	(0.58)		1.82		1.19		2.13	(0.99)

Less Distributions from:
Net investment income	-		(0.11)		(0.13)		-	(0.21)
Net realized gains	-		(0.94)		(0.46)		-	(1.16)

Total Distributions	-		(1.05)		(0.59)		-	(1.37)

Net Asset Value, End of Period	$12.34		$12.92		$12.15		$11.55	$9.42

Total Return (c)	(4.64)%	(b)	16.26%		10.44%		22.61%	(8.09)%

Net Assets, End of Period (in thousands)	$14,646		$19,722		$23,879		$14,139	$16,271

Ratios of:
Gross Expenses to Average Net Assets (d)	1.46%	(a)	1.27%		0.70%		0.94%	1.45%
Net Expenses to Average Net Assets (d)	1.27%	(a)	1.27%		0.70%		0.88%	1.38%
Net Investment Income (Loss) to Average
Net Assets (e)	(0.55)%	(a)	(0.47)%		0.91%		1.72%	0.59%

Portfolio turnover rate	173.49%	(b)	259.65%		425.39%		453.00%	711.11%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Calculated using the average shares method.
(g) Unaudited.

See Notes to Financial Statements								(Continued)

Cavalier Dynamic Growth Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2015	(g)	2015		2014		2013	2012

Net Asset Value, Beginning of Period	$12.57		$11.97		$11.48		$9.48	$11.87

Income (Loss) from Investment Operations
Net investment income (loss)	(0.08)		(0.18)	(f)	(0.01)	(f)	0.08	(0.05)
Net realized and unrealized gain (loss)
on investments	(0.54)		1.83		1.09		1.92	(1.03)

Total from Investment Operations	(0.62)		1.65		1.08		2.00	(1.08)

Less Distributions from:
Net investment income	-		(0.11)		(0.13)		-	(0.21)
Net realized gains	-		(0.94)		(0.46)		-	(1.10)

Total Distributions	-		(1.05)		(0.59)		-	(1.31)

Net Asset Value, End of Period	$11.95		$12.57		$11.97		$11.48	$9.48

Total Return (c)	(5.08)%	(b)	15.04%		9.53%		21.10%	(8.90)%

Net Assets, End of Period (in thousands)	$1,227		$1,208		$1,122		$865	$808

Ratios of:
Gross Expenses to Average Net Assets (d)	2.50%	(a)	2.27%		1.70%		1.92%	2.44%
Net Expenses to Average Net Assets (d)	2.27%	(a)	2.27%		1.70%		1.87%	2.38%
Net Investment Income (Loss) to Average
Net Assets (e)	(1.57)%	(a)	(1.50)%		(0.09)%		0.88%	(0.60)%

Portfolio turnover rate	173.49%	(b)	259.65%		425.39%		453.00%	711.11%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Calculated using the average shares method.
(g) Unaudited.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 99.35%

Consumer Discretionary - 30.11%
*	AutoZone, Inc.	150	$117,565
	Darden Restaurants, Inc.	32,400	1,819,908
	DR Horton, Inc.	3,650	117,931
	Foot Locker, Inc.	14,300	929,500
*	GoPro, Inc.	24,000	489,600
*	Installed Building Products, Inc.	4,900	122,794
	L Brands, Inc.	7,800	744,198
	Lowe's Cos., Inc.	19,000	1,455,400
*μ	Luxottica Group	4,100	272,199
*	Mohawk Industries, Inc.	3,300	629,376
	NIKE, Inc.	16,200	2,142,936
*	Norwegian Cruise Line Holdings Ltd.	5,500	315,920
*	O'Reilly Automotive, Inc.	2,900	765,223
*	Skechers U.S.A., Inc.	22,800	688,560
	Starbucks Corp.	8,500	521,815
	Target Corp.	21,700	1,573,250
	The Home Depot, Inc.	6,400	856,832
*	Ulta Salon Cosmetics & Fragrance, Inc.	13,200	2,204,400
*	Under Armour, Inc.	11,300	974,286
*	ZAGG, Inc.	32,900	339,528
			17,081,221
Consumer Staples - 8.28%
	Cal-Maine Foods, Inc.	4,500	245,295
	Constellation Brands, Inc.	2,300	322,598
	Cott Corp.	21,800	228,028
	CVS Health Corp.	15,100	1,420,759
*	Monster Beverage Corp.	10,200	1,577,022
	Post Holdings, Inc.	13,000	903,760
			4,697,462
Energy - 1.35%
	Nordic American Tankers Ltd.	33,700	498,760
	Teekay Tankers Ltd.	37,600	264,704
			763,464
Financials - 7.18%
*	Arch Capital Group Ltd.	3,700	268,139
*	CU Bancorp	6,900	185,748
	Equinix, Inc.	415	123,048
*	FCB Financial Holdings, Inc.	7,000	272,650
	First Internet Bancorp	3,200	103,200
	Heritage Insurance Holdings, Inc.	50,000	1,123,000
*	INTL. FCStone, Inc.	16,300	579,954
*	Marcus & Millichap, Inc.	1,970	19,261
	New York Mortgage Trust, Inc.	96,000	556,800

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - Continued
	Opus Bank	3,400	$133,892
	Public Storage	515	123,631
	Universal Insurance Holdings, Inc.	10,714	211,602
*	Walker & Dunlop, Inc.	12,700	375,158
			4,076,083
Health Care - 14.97%
	Aceto Corp.	11,600	327,236
*	AMN Healthcare Services, Inc.	11,300	333,350
	Anthem, Inc.	3,400	443,292
*	Biogen, Inc.	3,100	889,266
*	BioSpecifics Technologies Corp.	4,700	227,715
*	China Biologic Products, Inc.	4,200	493,584
	Concordia Healthcare Corp.	1,500	57,780
*μ	EDAP TMS	30,800	167,244
*	Edwards Lifesciences Corp.	7,900	1,287,700
	Fresenius SE & Co.	15,200	279,072
*	Galapagos NV	3,400	169,048
	Gilead Sciences, Inc.	13,100	1,388,076
*	ICU Medical, Inc.	1,700	192,848
*	INC Research Holdings, Inc.	3,600	170,280
*	Inogen, Inc.	15,300	585,225
*	Insys Therapeutics, Inc.	4,800	152,928
*	iRadimed Corp.	8,000	251,596
*	Ligand Pharmaceuticals, Inc.	3,300	353,364
*	MiMedx Group, Inc.	17,900	160,384
	ResMed, Inc.	3,800	226,366
*	Zeltiq Aesthetics, Inc.	11,100	337,218
			8,493,572
Industrials - 12.15%
	Acuity Brands, Inc.	5,800	1,339,104
	Alaska Air Group, Inc.	8,600	685,678
	Comfort Systems USA, Inc.	15,300	485,622
*	Controladora Vuela Cia de Aviacion SAB de CV	7,200	127,368
*	Dycom Industries, Inc.	12,700	1,109,726
*	Energy Focus, Inc.	10,500	168,105
	Equifax, Inc.	3,600	401,400
*	JetBlue Airways Corp.	8,600	212,764
	Lockheed Martin Corp.	1,900	416,404
*	NV5 Global, Inc.	16,204	376,419
*	PowerSecure International, Inc.	26,300	367,674
	Southwest Airlines Co.	20,500	940,540
*	Verisk Analytics, Inc.	3,500	262,325
			6,893,129

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - 23.96%
*	Ambarella, Inc.	9,400	$590,414
	Apple, Inc.	24,500	2,898,350
	Avago Technologies Ltd.	18,000	2,348,100
*	Axcelis Technologies, Inc.	73,100	192,984
*	Electronic Arts, Inc.	5,800	393,182
*	Fiserv, Inc.	3,400	327,216
*	Fleetmatics Group PLC	5,500	328,350
*	Gigamon, Inc.	9,100	246,519
*μ	Globant	9,900	348,084
*	Luxoft Holding, Inc.	4,400	340,868
*	M/A-COM Technology Solutions Holdings, Inc.	6,700	247,565
*	Multi-Fineline Electronix, Inc.	24,400	602,192
	NICE-Systems Ltd.	4,500	276,615
*	Palo Alto Networks, Inc.	8,700	1,629,858
*	Paycom Software, Inc.	5,200	226,720
	Skyworks Solutions, Inc.	26,400	2,191,728
	Total System Services, Inc.	2,500	139,900
*	WNS Holdings Ltd.	8,600	264,450
			13,593,095
Materials - 1.35%
	The Sherwin-Williams Co.	1,100	303,677
	Vulcan Materials Co.	4,500	462,015
			765,692

	Total Common Stocks (Cost $54,102,807)		56,363,718

SHORT-TERM INVESTMENT - 1.88%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.12%	1,064,737	1,064,737

	Total Short-Term Investment (Cost $1,064,737)		1,064,737

Total Value of Investments (Cost $55,167,544) - 101.23%			$57,428,455

Liabilities in Excess of Other Assets - (1.23)%			(695,090)

Net Assets - 100.00%			$56,733,365

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronyms and abbreviations are used in this portfolio:
	PLC - Public Limited Company
	NV - Netherlands Security
			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015

	Summary of Investments by Sector (Unaudited)
	% of Net
	Assets	Value
Consumer Discretionary	30.11%	$17,081,221
Consumer Staples	8.28%	4,697,462
Energy	1.35%	763,464
Financials	7.18%	4,076,083
Health Care	14.97%	8,493,572
Industrials	12.15%	6,893,129
Information Technology	23.96%	13,593,095
Materials	1.35%	765,692
Short-Term Investment	1.88%	1,064,737
Liabilities in Excess of Other Assets	-1.23%	(695,090)
Total	100.00%	$56,733,365

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $55,167,544)	$57,428,455
Receivables:
Investments sold	276,459
Fund shares sold	35,315
Dividends and interest	34,334
Prepaid expenses:
Registration and filing fees	23,043
Shareholder fulfillment expenses	5,087
Fund accounting fees	3,204
Insurance expenses	1,104
Securities pricing fees	422
Compliance fees	385

Total assets	57,807,808

Liabilities:
Payables:
Investments purchased	1,025,593
Fund shares repurchased	6,192
Accrued expenses
Advisory fees	30,498
Distribution and service fees - Advisor Class Shares	6,267
Custody and banking fees	4,110
Professional fees	1,325
Administration fees	458

Total liabilities	1,074,443

Total Net Assets	$56,733,365

Net Assets Consist of:
Paid in interest	$55,492,969
Accumulated net investment loss	(1,890)
Accumulated net realized loss on investments	(1,018,625)
Net unrealized appreciation on investments	2,260,911

Total Net Assets	$56,733,365

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	4,025,766
Net Assets	$48,167,739
Net Asset Value, Offering Price and Redemption Price Per Share	$11.96

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	722,081
Net Assets	$8,565,626
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.86

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends (net of foreign withholding taxes of $709)	$327,895
Interest	603

Total Investment Income	328,498

Expenses:
Advisory fees (note 2)	294,471
Distribution and service fees - Advisor Class Shares (note 3)	40,329
Administration fees (note 2)	29,447
Registration and filing fees	24,985
Fund accounting fees (note 2)	22,445
Transfer agent fees (note 2)	15,000
Professional fees	13,125
Custody and banking fees (note 2)	9,890
Shareholder fulfillment expenses	5,550
Securities pricing fees	4,000
Trustee fees and meeting expenses	4,000
Compliance fees (note 2)	2,101
Insurance expenses	1,100
Other operating expenses	912

Total Expenses	467,355

Expenses reimbursed by Advisor (note 2)	(18,316)
Fees waived by Advisor (note 2)	(85,667)

Net Expenses	363,372

Net Investment Loss	(34,874)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	647,368
Net change in unrealized depreciation on investments	(4,464,882)

Net Realized and Unrealized Loss on Investments	(3,817,514)

Net Decrease in Net Assets Resulting from Operations	$(3,852,388)

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income (loss)			$(34,874)	$60,918
Net realized gain (loss) from investment transactions			647,368	(1,547,809)
Net change in unrealized appreciation (depreciation) on investments			(4,464,882)	6,560,050
Net Increase (Decrease) in Net Assets Resulting from Operations			(3,852,388)	5,073,159

Beneficial Interest Transactions:
Shares sold			36,186,702	44,902,436
Shares repurchased			(36,153,985)	(7,858,223)
Increase from Beneficial Interest Transactions			32,717	37,044,213

Net Increase (Decrease) in Net Assets			(3,819,671)	42,117,372

Net Assets:
Beginning of Period			60,553,036	18,435,664
End of Period			$56,733,365	$60,553,036

Accumulated Net Investment Income (Loss)			$(1,890)	$32,984

	Period Ended		Year Ended
Share Information:	November 30, 2015 (a)		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,620,688	$32,301,157	3,190,887	$38,302,827
Shares repurchased	(2,802,060)	(34,582,798)	(625,132)	(7,565,725)
Net Increase (Decrease) in Shares of
Beneficial Interest	(181,372)	$(2,281,641)	2,565,755	$30,737,102

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	316,780	$3,885,545	541,308	$6,599,609
Shares repurchased	(132,466)	(1,572,657)	(24,438)	(292,498)
Net Increase in Shares of
Beneficial Interest	184,314	$2,312,888	516,870	$6,307,111

(a) Unaudited.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(g)	2015		2014	(f)

Net Asset Value, Beginning of Period	$12.77		$11.09		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	-		0.03	(e)	(0.04)	(e)
Net realized and unrealized gain (loss) on investments	(0.81)		1.65		1.13

Total from Investment Operations	(0.81)		1.68		1.09

Net Asset Value, End of Period	$11.96		$12.77		$11.09

Total Return (c)	(6.26)%	(b)	15.15%		10.90%	(b)

Net Assets, End of Period (in thousands)	$48,168		$53,713		$18,202

Ratios of:
Gross Expenses to Average Net Assets (d)	1.45%	(a)	1.55%		1.25%	(a)
Net Expenses to Average Net Assets (d)	1.09%	(a)	1.13%		1.25%	(a)
Net Investment Income (Loss) to Average Net Assets	(0.02)%	(a)	0.23%		(0.64)%	(a)

Portfolio turnover rate	84.06%	(b)	95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g) Unaudited.

See Notes to Financial Statements					(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(g)	2015		2014	(f)

Net Asset Value, Beginning of Period	$12.72		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.06)		(0.11)	(e)	(0.10)	(e)
Net realized and unrealized gain (loss) on investments	(0.80)		1.67		1.26

Total from Investment Operations	(0.86)		1.56		1.16

Net Asset Value, End of Period	$11.86		$12.72		$11.16

Total Return (c)	(6.76)%	(b)	13.98%		11.60%	(b)

Net Assets, End of Period (in thousands)	$8,565		$6,840		$233

Ratios of:
Gross Expenses to Average Net Assets (d)	2.44%	(a)	2.55%		2.25%	(a)
Net Expenses to Average Net Assets (d)	2.09%	(a)	2.13%		2.25%	(a)
Net Investment Loss to Average Net Assets	(1.03)%	(a)	(0.93)%		(1.69)%	(a)

Portfolio turnover rate	84.06%	(b)	95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g) Unaudited.

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 65.44%
Consumer Discretionary Select Sector SPDR Fund		28,184	$2,276,704
* First Trust Dow Jones Internet Index Fund		59,525	4,540,507
First Trust NASDAQ ABA Community Bank Index Fund		110,310	4,642,948
Global X Social Media Index ETF		226,885	4,601,228
iShares North American Tech ETF		40,369	4,562,908
PowerShares KBW Property & Casualty Insurance Portfolio		140,966	6,852,357
PowerShares S&P SmallCap Utilities Portfolio		55,061	2,296,044

Total Exchange-Traded Products (Cost $29,043,917)			29,772,696

SHORT-TERM INVESTMENT - 44.73%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	20,347,034	20,347,034

Total Short-Term Investment (Cost $20,347,034)			20,347,034

Total Value of Investments (Cost $49,390,951) - 110.17%			$50,119,730

Liabilities in Excess of Other Assets - -10.17%			(4,627,585)

Net Assets - 100.00%			$45,492,145

§ Represents 7 day effective yield
* Non-income producing investment

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Products	65.44%	$29,772,696
Short-Term Investment	44.73%	20,347,034
Liabilities in Excess of Other Assets	-10.17%	(4,627,585)
Total	100.00%	$45,492,145

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $49,390,951)	50,119,730
Receivables:
Fund shares sold	624
Dividends and interest	1,689
Prepaid expenses:
Registration and filing fees	6,979
Shareholder fulfillment fees	4,823
Fund accounting fees	3,227
Insurance expenses	878
Professional fees	543
Compliance fees	353
Securities pricing fees	84

Total assets	50,138,930

Liabilities:
Payables:
Investments purchased	4,573,846
Fund shares repurchased	46,759
Accrued expenses:
Professional fees
Advisory fees	17,192
Distribution and service fees - Advisor Class Shares	4,935
Custody and banking fees	3,824
Administration fees	229

Total liabilities	4,646,785

Net Assets	$45,492,145

Net Assets Consist of:
Paid in interest	$47,535,537
Accumulated net investment loss	(18,342)
Accumulated net realized loss on investment transactions	(2,753,829)
Net unrealized appreciation on investments	728,779

Total Net Assets	$45,492,145

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,191,594
Net Assets	$38,779,963
Net Asset Value, Offering Price and Redemption Price Per Share	12.15

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	558,715
Net Assets	$6,712,182
Net Asset Value, Offering Price and Redemption Price Per Share (a)	12.01

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends	$278,246
Interest	6,673

Total Investment Income	284,919

Expenses:
Advisory fees (note 2)	107,652
Fund accounting fees (note 2)	21,893
Transfer agent fees (note 2)	16,950
Professional fees	13,125
Administration fees (note 2)	23,923
Registration and filing fees	50,803
Distribution and service fees - Advisor Class Shares (note 3)	34,181
Shareholder fulfillment expenses	5,801
Trustee fees and meeting expenses	4,000
Custody and banking fees (note 2)	7,784
Compliance fees (note 2)	1,900
Insurance expenses	1,100
Other operating expenses	912
Securities pricing fees	750

Total Expenses	290,774

Expenses reimbursed by Advisor (note 2)	(10,841)
Fees waived by Advisor (note 2)	(25,967)

Net Expenses	253,966

Net Investment Income	30,953

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(3,286,459)
Net change in unrealized depreciation on investments	(568,631)

Net Realized and Unrealized Loss on Investments	(3,855,090)

Net Decrease in Net Assets Resulting from Operations	$(3,824,137)

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statements of Changes in Net Assets

			November 30,	May 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income			$30,953	$58,975
Net realized gain (loss) from investment transactions			(3,286,459)	1,272,220
Net change in unrealized appreciation (depreciation) on investments			(568,631)	45,829

Net Increase (Decrease) in Net Assets Resulting from Operations			(3,824,137)	1,377,024

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(106,094)
Advisor Class Shares			-	(1,610)
Net realized gains
Institutional Class Shares			-	(777,478)
Advisor Class Shares			-	(13,419)

Decrease in Net Assets Resulting from Distributions			-	(898,601)

Beneficial Interest Transactions:
Shares sold			18,496,885	51,856,844
Reinvested dividends and distributions			-	193,226
Shares repurchased			(17,458,787)	(13,508,733)

Increase from Beneficial Interest Transactions			1,038,098	38,541,337

Net Increase (Decrease) in Net Assets			(2,786,039)	39,019,760

Net Assets:
Beginning of Period			48,278,184	9,258,424
End of Period			$45,492,145	$48,278,184

Accumulated Net Investment Loss			$(18,342)	$(49,295)
	Period Ended		Year Ended
Share Information:	November 30, 2015 (a)		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,412,763	$17,692,389	3,419,874	$44,603,708
Reinvested dividends and distributions	-	-	15,072	185,323
Shares repurchased	(1,347,861)	(16,699,735)	(1,010,762)	(13,173,619)
Net Increase in Shares of Beneficial Interest	64,902	$992,654	2,424,184	$31,615,412

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	64,846	$804,495	566,194	$7,253,136
Reinvested dividends and distributions	-	-	645	7,903
Shares repurchased	(60,402)	(759,051)	(26,302)	(335,114)
Net Increase in Shares of Beneficial Interest	4,444	$45,444	540,537	$6,925,925

(a) Unaudited.

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Financial Highlights
		Institutional Class Shares
For a share outstanding during each of the		November 30,		May 31,
fiscal years or periods ended		2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period		$13.13		$12.93		$11.19		$10.00

Income (Loss) from Investment Operations
	Net investment income	0.02		0.05	(g)	0.09	(g)	0.02
	Net realized and unrealized gain (loss) on
	investments	(1.00)		0.65		1.74		1.22

Total from Investment Operations		(0.98)		0.70		1.83		0.02

Less Distributions From:
	Net investment income	-		(0.06)		(0.09)		(0.05)
	Net realized gains	-		(0.44)		-		-

Total Distributions		-		(0.50)		(0.09)		(0.05)

Net Asset Value, End of Period		$12.15		$13.13		$12.93		$9.97

Total Return (c)		(7.46)%	(b)	5.63%		16.36%		12.41%	(b)

Net Assets, End of Period (in thousands)		$38,781		$41,049		$9,080		$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)		1.07%	(a)	1.25%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)		0.92%	(a)	0.93%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)		0.28%	(a)	0.41%	(h)	0.72%		0.57%	(a)

Portfolio turnover rate		146.80%	(b)	50.59%		3.26%		0.00%	(b)

(a)	Annualized.
(b)	Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)	Unaudited.

See Notes to Financial Statements								(Continued)

Cavalier Global Opportunities Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$13.04		$12.97		$11.28		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.04)		(0.13)	(g)	(0.03)	(g)	(0.01)
Net realized and unrealized gain (loss) on
investments	(0.99)		0.70		1.80		1.32

Total from Investment Operations	(1.03)		0.57		1.77		(0.01)

Less Distributions From:
Net investment income	-		(0.06)		(0.08)		(0.03)
Net realized gains	-		(0.44)		-		-

Total Distributions	-		(0.50)		(0.08)		(0.03)

Net Asset Value, End of Period	$12.01		$13.04		$12.97		$11.28

Total Return (c)	(7.90)%	(b)	4.64%		15.72%		13.12%	(b)

Net Assets, End of Period (in thousands)	$6,711		$7,229		$178		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	2.07%	(a)	2.25%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.92%	(a)	1.93%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.71)%	(a)	(1.00)%	(h)	(0.28)%		(0.87)%	(a)

Portfolio turnover rate	146.80%	(b)	50.59%		3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.27%
iShares 1-3 Year Treasury Bond ETF		17,863	$1,510,674
iShares Short Treasury Bond ETF		23,865	2,631,116
SPDR S&P500 ETF Trust		9,592	2,001,755

Total Exchange-Traded Products (Cost $6,145,328)			6,143,545

SHORT-TERM INVESTMENT - 2.36%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	148,987	148,987

Total Short-Term Investment (Cost $148,987)			148,987

Total Value of Investments (Cost $6,294,315) - 99.63%			$6,292,532

Other Assets Less Liabilities - 0.37%			23,265

Net Assets - 100.00%			$6,315,797

§ Represents 7 day effective yield

Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Products	97.27%	$6,143,545
Short-Term Investment	2.36%	148,987
Other Assets Less Liabilities	0.37%	23,265
Total	100.00%	$6,315,797

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $6,294,315)	$6,292,532
Receivables:
Fund shares sold	3,000
Dividends and interest	47
Due from Advisor	35,717
Prepaid expenses:
Registration and filing fees	10,173
Fund accounting fees	3,237
Shareholder fulfillment expenses	2,923
Custody and banking fees	869
Insurance expenses	452
Compliance fees	353

Total assets	6,349,303

Liabilities:
Payables:
Fund shares purchased	31,446
Accrued expenses:
Professional fees	1,465
Securities pricing fees	251
Distribution and service fees - Advisor Class Shares	234
Administration fees	110

Total liabilities	33,506

Total Net Assets	$6,315,797

Net Assets Consist of:
Paid in interest	$6,895,379
Undistributed net investment income	1,172
Accumulated net realized loss on investments	(578,971)
Net unrealized depreciation on investments	(1,783)

Total Net Assets	$6,315,797

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	629,520
Net Assets	$5,999,290
Net Asset Value, Offering Price and Redemption Price Per Share	$9.53

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	33,939
Net Assets	$316,507
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.33

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends	$46,361
Interest	1,056

Total Investment Income	47,417

Expenses:
Advisory fees (note 2)	30,866
Fund accounting fees (note 2)	20,187
Transfer agent fees (note 2)	15,000
Professional fees	13,125
Registration and filing fees	32,928
Administration fees (note 2)	8,123
Shareholder fulfillment expenses	5,351
Trustee fees and meeting expenses	4,000
Custody and banking fees (note 2)	3,623
Compliance fees (note 2)	1,900
Distribution and service fees - Advisor Class Shares (note 3)	1,478
Insurance expenses	1,100
Other operating expenses	912
Securities pricing fees	999

Total Expenses	139,592

Expenses reimbursed by Advisor (note 2)	(34,217)
Fees waived by Advisor (note 2)	(28,670)

Net Expenses	76,705

Net Investment Loss	(29,288)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(546,598)
Net change in unrealized appreciation on investment transactions	186,927

Net Realized and Unrealized Loss on Investments	(359,671)

Net Decrease in Net Assets Resulting from Operations	$(388,959)

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income (loss)			$(29,288)	$82,811
Net realized gain (loss) from:
Investment transactions			(546,598)	83,049
Capital gain distributions from underlying funds			-	68,401
Net change in unrealized appreciation (depreciation) on investments			186,927	(258,540)

Net Decrease in Net Assets Resulting from Operations			(388,959)	(24,279)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(118,302)
Advisor Class Shares			-	(3,351)
Net realized gains
Institutional Class Shares			-	(93,291)
Advisor Class Shares			-	(2,765)

Net Decrease in Net Assets Resulting from Distributions			-	(217,709)

Beneficial Interest Transactions:
Shares sold			12,961,258	21,253,882
Reinvested dividends and distributions			-	64,170
Shares repurchased			(29,359,264)	(7,028,366)

Increase (Decrease) from Beneficial Interest Transactions			(16,398,006)	14,289,686

Net Increase (Decrease) in Net Assets			(16,786,965)	14,047,698

Net Assets:
Beginning of Period			23,102,762	9,055,064
End of Period			$6,315,797	$23,102,762

Undistributed Net Investment Income			$1,172	$30,461
	Period		Year Ended
Share Information:	November 30, 2015 (a)		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,332,458	$12,759,142	2,147,439	$21,088,060
Reinvested dividends and distributions	-	-	6,094	59,421
Shares repurchased	(3,035,181)	(29,184,462)	(706,118)	(6,951,307)
Net Increase(Decrease) in Shares of
Beneficial Interest	(1,702,723)	$(16,425,320)	1,447,415	$14,196,174

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	21,475	$202,116	16,921	$165,822
Reinvested dividends and distributions	-	-	493	4,749
Shares repurchased	(18,573)	(174,802)	(8,009)	(77,059)
Net Increase in Shares of
Beneficial Interest	2,902	$27,314	9,405	$93,512
(a) Unaudited.

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.78		$9.99		$9.99		$10.00

Income (Loss) from Investment Operations
Net investment income	-		0.07	(g)	0.09	(g)	0.01
Net realized and unrealized gain (loss) on investments	(0.25)		(0.08)		(0.04)		-

Total from Investment Operations	(0.25)		(0.01)		0.05		0.01

Less Distributions:
From net investment income	-		(0.11)		-		(0.02)
From net realized gains	-		(0.09)		(0.05)		-

Total Distributions	-		(0.20)		(0.05)		(0.02)

Net Asset Value, End of Period	$9.53		$9.78		$9.99		$9.99

Total Return (c)	(2.56)%	(b)	(0.11)%		0.50%		0.12%	(b)

Net Assets, End of Period (in thousands)	$5,999		$22,804		$8,840		$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	2.02%	(a)	1.79%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.35%	(a)	0.99%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	(0.45)%	(a)	0.70%	(h)	0.91%		0.03%	(a)

Portfolio turnover rate	129.39%	(b)	62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements							(Continued)

Cavalier Hedged Equity Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(j)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.62		$9.93		$9.95		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.07)		(0.01)	(g)	(0.01)	(g)(i)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.22)		(0.10)		0.04	(i)	(0.03)	(i)

Total from Investment Operations	(0.29)		(0.11)		0.03		(0.04)

Less Distributions:
From net investment income	-		(0.11)		-		(0.01)
From net realized gains	-		(0.09)		(0.05)		-

Total Distributions	-		(0.20)		(0.05)		(0.01)

Net Asset Value, End of Period	$9.33		$9.62		$9.93		$9.95

Total Return (c)	(3.01)%	(b)	(1.17)%		0.30%		(0.44)%	(b)

Net Assets, End of Period (in thousands)	$317		$299		$215		$23

Ratios of:
Gross Expenses to Average Net Assets (d)	2.99%	(a)	2.79%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.35%	(a)	1.99%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(1.91)%	(a)	(0.07)%	(h)	(0.09)%		(1.12)%	(a)

Portfolio turnover rate	129.39%	(b)	62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
The amount of net gain (loss) from investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(j) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.69%
iShares Short Treasury Bond ETF		29,136	$3,212,244
iShares TIPS Bond ETF		29,097	3,223,948
SPDR Barclays High Yield Bond ETF		113,090	3,998,862

Total Exchange-Traded Products (Cost $10,429,909)			10,435,054

SHORT-TERM INVESTMENT - 2.22%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	234,570	234,570

Total Short-Term Investment (Cost $234,570)			234,570

Total Value of Investments (Cost $10,664,479) - 100.91%			$10,669,624

Liabilities in Excess of Other Assets - (0.91)%			(95,653)

Net Assets - 100.00%			$10,573,971

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Products	98.69%	$10,435,054
Short-Term Investment	2.22%	234,570
Liabilities in Excess of Other Assets	-0.91%	(95,653)
Total	100.00%	$10,573,971

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30.2015

Assets:
Investments, at value (cost $10,664,479)	$10,669,624
Receivables:
Fund shares sold	100
Dividends and interest	100
Investments sold	10,183
Due from Advisor	40,521
Prepaid expenses:
Registration and filing fees	9,133
Other operating expenses	3,250
Shareholder fulfillment expenses	1,942
Fund accounting fees	583
Insurance expenses	558
Compliance fees	353
Custody and banking fees	73

Total assets	10,736,420

Liabilities:
Payables:
Fund shares repurchased	159,599
Accrued expenses:
Professional fees	1,466
Securities pricing fees	977
Distribution and service fees - Advisor Class Shares	407

Total liabilities	162,449

Net Assets	$10,573,971

Net Assets Consist of:
Paid in interest	$12,947,044
Accumulated net investment loss	(4,180)
Accumulated net realized loss on investments	(2,374,038)
Net unrealized appreciation on investments	5,145

Total Net Assets	$10,573,971

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,084,134
Net Assets	$10,034,726
Net Asset Value, Offering Price and Redemption Price Per Share	$9.26

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	58,155
Net Assets	$539,245
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.27

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends	$596,521
Interest	863

Total Investment Income	597,384

Expenses:
Advisory fees (note 2)	45,044
Registration and filing fees	40,109
Fund accounting fees (note 2)	20,501
Transfer agent fees (note 2)	15,000
Professional fees	13,125
Administration fees (note 2)	10,113
Shareholder fulfillment expenses	5,801
Trustee fees and meeting expenses	4,000
Custody and banking fees (note 2)	4,002
Distribution and service fees - Advisor Class Shares (note 3)	2,738
Compliance fees	1,900
Securities pricing fees	1,501
Insurance expenses	1,100
Other operating expenses	912

Total Expenses	165,846

Expenses reimbursed by Advisor (note 2)	(40,521)
Fees waived by Advisor (note 2)	(40,397)

Net Expenses	84,928

Net Investment Income	512,456

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,379,326)
Net change in unrealized apppreciation on investments	347,292

Realized and Unrealized Loss on Investments	(1,032,034)

Net Decrease in Net Assets Resulting from Operations	$(519,578)

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income			$512,456	$1,208,636
Net realized gain (loss) from:
Investment transactions			(1,379,326)	(618,233)
Capital gain distributions from underlying funds			-	143,781
Net change in unrealized appreciation (depreciation) on investments			347,292	(1,112,845)

Net Decrease in Net Assets Resulting from Operations			(519,578)	(378,661)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(499,348)	(1,147,910)
Advisor Class Shares			(11,853)	(25,019)
Net realized gains
Institutional Class Shares			-	(735,414)
Advisor Class Shares			-	(20,073)

Net Decrease in Net Assets Resulting from Distributions			(511,201)	(1,928,416)

Beneficial Interest Transactions:
Shares sold			21,191,315	26,671,131
Reinvested dividends and distributions			341,839	803,635
Shares repurchased			(42,718,272)	(9,574,646)

Increase (Decrease) from Beneficial Interest Transactions			(21,185,118)	17,900,120

Net Increase (Decrease) in Net Assets			(22,215,897)	15,593,043

Net Assets:
Beginning of Period			32,789,868	17,196,826
End of Period			$10,573,971	$32,789,868

Accumulated Net Investment Loss			$(4,180)	$(5,434)
	Period Ended		Year Ended
Share Information:	November 30, 2015 (a)		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,218,002	$20,810,734	2,645,757	$26,335,311
Reinvested dividends and distributions	35,325	330,546	79,938	769,348
Shares repurchased	(4,513,020)	(42,314,523)	(923,257)	(9,205,419)
Net Increase (Decrease) in Shares of
Beneficial Interest	(2,259,693)	$(21,173,243)	1,802,438	$17,899,240

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	40,479	$380,581	33,024	$335,820
Reinvested dividends and distributions	1,204	11,293	3,524	34,287
Shares repurchased	(43,072)	(403,749)	(36,886)	(369,227)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,389)	$(11,875)	(338)	$880

(a) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015 (i)		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.63		$10.74		$10.23		$10.00

Income (Loss) from Investment Operations
Net investment income	0.27		0.38	(g)	0.52	(g)	0.33
Net realized and unrealized gain (loss) on investments	(0.41)		(0.93)		0.58		0.20

Total from Investment Operations	(0.14)		(0.55)		1.10		0.53

Less Distributions:
From net investment income	(0.23)		(0.34)		(0.55)		(0.30)
From net realized gains	-		(0.22)		(0.04)		-

Total Distributions	(0.23)		(0.56)		(0.59)		(0.30)

Net Asset Value, End of Period	$9.26		$9.63		$10.74		$10.23

Total Return (c)	(1.41)%	(b)	(2.19)%		11.18%		5.37%	(b)

Net Assets, End of Period (in thousands)	$10,035		$32,214		$16,552		$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	1.63%	(a)	1.23%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.91%	(a)	0.90%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	4.71%	(a)	5.40%	(h)	5.26%		6.59%	(a)

Portfolio turnover rate	132.87%	(b)	64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements							(Continued)

Cavalier Hedged High Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015 (i)		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.67		$10.76		$10.17		$10.00

Income (Loss) from Investment Operations
Net investment income	0.16		0.49	(g)	0.47	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.36)		(0.82)		0.61		0.19

Total from Investment Operations	(0.20)		(0.33)		1.08		0.43

Less Distributions:
From net investment income	(0.20)		(0.42)		(0.45)		(0.26)
From net realized gains	-		(0.34)		(0.04)		-

Total Distributions	(0.20)		(0.76)		(0.49)		(0.26)

Net Asset Value, End of Period	$9.27		$9.67		$10.76		$10.17

Total Return (c)	(1.96)%	(b)	(3.01)%		11.00%		4.36%	(b)

Net Assets, End of Period (in thousands)	$539		$576		$644		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	2.67%	(a)	2.23%		1.70%		1.76%	(a)
Net Expenses to Average Net Assets (d)	1.91%	(a)	1.90%	(h)	1.70%		1.76%	(a)
Net Investment Income to Average Net Assets (e)	3.25%	(a)	4.40%	(h)	4.26%		5.71%	(a)

Portfolio turnover rate	132.87%	(b)	64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 13.29%

Consumer Discretionary - 3.79%
*	Burlington Stores, Inc.	813	$39,189
	Starbucks Corp.	757	46,542
*	Ulta Salon Cosmetics & Fragrance, Inc.	303	50,732
*	Under Armour, Inc.	617	53,266
			189,729
Consumer Staples - 1.92%
	CVS Health Corp.	426	40,107
*	Monster Beverage Corp.	359	55,763
			95,870
Energy - 0.37%
	Exxon Mobil Corp.	229	18,700
			18,700
Financials - 2.66%
	American International Group, Inc.	521	33,125
	Bank of America Corp.	775	13,508
	Citigroup, Inc.	503	27,207
	JPMorgan Chase & Co.	477	31,806
	Wells Fargo & Co.	496	27,330
			132,976
Information Technology - 4.55%
	Avago Technologies Ltd.	374	48,670
*	Electronic Arts, Inc.	899	61,071
*	Manhattan Associates, Inc.	850	65,169
*	Vantiv, Inc.	1,005	52,985
			227,895

	Total Common Stocks (Cost $661,665)		665,170

EXCHANGE-TRADED PRODUCTS - 73.62%
	Consumer Discretionary Select Sector SPDR Fund	920	74,318
	Deutsche X-trackers MSCI Europe Hedged Equity ETF	2,420	65,800
	Energy Select Sector SPDR Fund	270	18,365
	Financial Select Sector SPDR Fund	1,312	32,223
	First Trust Consumer Discretionary AlphaDEX Fund	4,491	158,308
	First Trust Consumer Staples AlphaDEX Fund	3,110	136,156
	First Trust Developed Markets ex-US AlphaDEX Fund	1,964	94,115
	First Trust Dorsey Wright International Focus 5 ETF	5,494	99,607
	First Trust Enhanced Short Maturity ETF	1,734	103,797
*	First Trust Global Tactical Commodity Strategy Fund	1,848	38,531
	First Trust Industrials/Producer Durables AlphaDEX Fund	4,851	135,343

			(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - Continued
First Trust Large Cap Core AlphaDEX Fund	8,098	$361,414
First Trust Large Cap Growth AlphaDEX Fund	4,661	227,364
First Trust Large Cap Value AlphaDEX Fund	2,247	90,644
First Trust S&P REIT Index Fund	4,438	97,325
First Trust Technology AlphaDEX Fund	3,350	114,335
First Trust Utilities AlphaDEX Fund	5,371	121,116
Guggenheim S&P Midcap 400 Pure Growth ETF	216	28,099
iShares 20+ Year Treasury Bond ETF	738	89,630
iShares Core S&P Mid-Cap ETF	1,471	215,001
iShares Core S&P Small-Cap ETF	1,125	130,613
iShares Floating Rate Bond ETF	624	31,468
iShares iBoxx $ Investment Grade Corporate Bond ETF	762	88,323
iShares Nasdaq Biotechnology ETF	300	100,311
iShares TIPS Bond ETF	831	92,075
PowerShares Buyback Achievers Portfolio	1,172	55,600
Powershares Dynamic Pharmaceuticals Portfolio	1,881	137,934
PowerShares Global Listed Private Equity Portfolio	4,750	52,060
Powershares QQQ Trust Series 1	812	92,584
PowerShares Variable Rate Preferred Portfolio	865	21,141
Utilities Select Sector SPDR Fund	431	18,455
Vanguard Consumer Staples ETF	582	73,995
Vanguard FTSE Developed Markets ETF	3,356	126,689
Vanguard FTSE Emerging Markets ETF	3,544	120,638
Vanguard S&P 500 ETF	1,263	241,700

Total Exchange-Traded Products (Cost $3,648,091)		3,685,077

SHORT-TERM INVESTMENT - 14.05%
§ Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	703,091	703,091

Total Short-Term Investment (Cost $703,091)		703,091

Total Value of Investments (Cost $5,012,847) - 100.96%		$5,053,338

Liabilities in Excess of Other Assets - (0.96)%		(47,954)

Net Assets - 100.00%		$5,005,384

* Non-income producing investment
§ Represents 7 day effective yield

		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2015

	Summary of Investments (Unaudited)

Sector	% of Net Assets	Value
Consumer Discretionary	3.79%	$189,729
Consumer Staples	1.92%	95,870
Energy	0.37%	18,700
Financials	2.66%	132,976
Information Technology	4.55%	227,895
Exchange-Traded Products	73.62%	3,685,077
Short-Term Investment	14.05%	703,091
Liabilities in Excess of Other Assets	-0.96%	(47,954)
Total	100.00%	$5,005,384

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $5,012,847)	$5,053,338
Receivables:
Fund shares sold	294
Dividends and interest	101
Due from Advisor	45,878
Prepaid expenses:
Registration and filing fees	9,044
Fund accounting fees	3,252
Shareholder fulfillment expenses	1,212
Other operating expenses	844
Securities pricing fees	760
Compliance fees	353
Insurance expenses	291
Administration fees	27

Total assets	5,115,394

Liabilities:
Payables:
Investments purchased	97,410
Fund shares repurchased	10,412
Accrued expenses:
Professional fees	1,471
Custody and banking fees	445
Distribution and service fees - Advisor Class Shares	272

Total liabilities	110,010

Total Net Assets	$5,005,384

Net Assets Consist of:
Paid in interest	$4,996,013
Accumulated net investment loss	(235,210)
Accumulated net realized gain on investments	204,090
Net unrealized appreciation on investments	40,491

Total Net Assets	$5,005,384

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	397,615
Net Assets	$4,624,028
Net Asset Value, Offering Price and Redemption Price Per Share	$11.63

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	33,436
Net Assets	$381,356
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.41

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends	$30,130
Interest	228

Total Investment Income	30,358

Expenses:
Registration and filing fees	24,252
Fund accounting fees (note 2)	19,841
Advisory fees (note 2)	15,294
Transfer agent fees (note 2)	15,000
Professional fees	13,125
Administration fees (note 2)	5,937
Shareholder fulfillment expenses	4,800
Trustee fees and meeting expenses	4,000
Custody and banking fees (note 2)	3,679
Compliance fees	1,900
Distribution and service fees - Advisor Class Shares (note 3)	1,475
Insurance expenses	1,100
Other operating expenses	1,049
Securities pricing fees	500

Total Expenses	111,952

Expenses reimbursed by Advisor (note 2)	(59,604)
Fees waived by Advisor (note 2)	(15,294)

Total Expenses	37,054

Net Investment Loss	(6,696)

Realized and Unrealized Loss on Investments:

Net realized loss on investment transactions	(161,724)
Net change in unrealized depreciation on investments	(213,701)

Net Realized and Unrealized Loss on Investments	(375,425)

Net Decrease in Net Assets Resulting from Operations	$(382,121)

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statements of Changes in Net Assets

			November 30,	May 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income (loss)			$(6,696)	$75,235
Net realized gain (loss) from:
Investment transactions			(161,724)	(271,316)
Capital gain distributions from underlying funds			-	642,064
Net change in unrealized depreciation on investments			(213,701)	(53,850)

Net Increase (Decrease) in Net Assets Resulting from Operations			(382,121)	392,133

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(96,043)
Advisor Class Shares			-	(2,875)
Net realized gains
Institutional Class Shares			-	(305,713)
Advisor Class Shares			-	(9,150)

Decrease in Net Assets Resulting from Distributions			-	(413,781)

Beneficial Interest Transactions:
Shares sold			6,330,973	8,949,183
Reinvested dividends and distributions			-	260,548
Shares repurchased			(12,856,896)	(3,093,595)

Increase (Decrease) from Beneficial Interest Transactions			(6,525,923)	6,116,136

Net Increase (Decrease) in Net Assets			(6,908,044)	6,094,488

Net Assets:
Beginning of Period			11,913,428	5,818,940
End of Period			$5,005,384	$11,913,428

Accumulated Net Investment Loss			$(235,210)	$(23,683)

	Period Ended		Year Ended
Share Information:	November 30, 2015 (a)		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	522,693	$6,025,562	716,903	$8,684,209
Reinvested dividends and distributions	-	-	22,107	252,679
Shares repurchased	(1,089,041)	(12,680,945)	(246,169)	(2,966,126)
Net Increase (Decrease) in Shares of
Beneficial Interest	(566,348)	$(6,655,383)	492,841	$5,970,762

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,767	$305,411	22,115	$264,974
Reinvested dividends and distributions	-	-	695	7,869
Shares repurchased	(15,486)	(175,951)	(10,825)	(127,469)
Net Increase in Shares of Beneficial Interest	11,281	$129,460	11,985	$145,374
(a) Unaudited.

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.09		$12.09		$11.06		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.35)		0.10	(g)	0.06	(g)	0.12
Net realized and unrealized gain (loss) on investments	(0.11)		0.35		1.29		1.09

Total from Investment Operations	(0.46)		0.45		1.35		1.21

Less Distributions:
From net investment income	-		(0.11)		(0.11)		(0.15)
From net realized gains	-		(0.34)		(0.21)		-

Total Distributions	-		(0.45)		(0.32)		(0.15)

Net Asset Value, End of Period	$11.63		$12.09		$12.09		$11.06

Total Return (c)	(3.80)%	(b)	3.91%		12.37%		12.23%	(b)

Net Assets, End of Period (in thousands)	$4,624		$11,650		$5,697		$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	3.27%	(a)	2.12%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.08%	(a)	0.94%	(h)	0.70%		0.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.15)%	(a)	0.81%	(h)	0.56%		0.77%	(a)

Portfolio turnover rate	80.37%	(b)	69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements							(Continued)

Cavalier Multi Strategist Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.91		$12.04		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.08		0.01	(g)	(0.05)	(g)	-
Net realized and unrealized gain (loss) on investments	(0.58)		0.31		1.24		1.29

Total from Investment Operations	(0.50)		0.32		1.19		1.29

Less Distributions:
From net investment income	-		(0.11)		(0.10)		(0.13)
From net realized gains	-		(0.34)		(0.21)		-

Total Distributions	-		(0.45)		(0.31)		(0.13)

Net Asset Value, End of Period	$11.41		$11.91		$12.04		$11.16

Total Return (c)	(4.20)%	(b)	2.82%		10.84%		13.04%	(b)

Net Assets, End of Period (in thousands)	$381		$264		$122		$9

Ratios of:
Gross Expenses to Average Net Assets (d)	3.99%	(a)	3.12%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.08%	(a)	1.94%	(h)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(1.30)%	(a)	0.04%	(h)	(0.43)%		0.68%	(a)

Portfolio turnover rate	80.37%	(b)	69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements

Cavalier Stable Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 72.34%
iShares 1-3 Year Treasury Bond ETF		6,915	$584,802
iShares 20+ Year Treasury Bond ETF		5,533	671,983
iShares 7-10 Year Treasury Bond ETF		6,316	672,022
iShares iBoxx $ High Yield Corporate Bond ETF		9,362	777,514
iShares iBoxx $ Investment Grade Corporate Bond ETF		6,527	756,545
iShares TIPS Bond ETF		6,211	688,179
Vanguard Intermediate-Term Bond ETF		8,197	690,105
Vanguard Long-Term Bond ETF		7,344	650,605
Vanguard REIT ETF		13,127	1,042,152

Total Exchange-Traded Products (Cost $6,575,115)			6,533,907

SHORT-TERM INVESTMENT - 26.42%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	2,386,573	2,386,573

Total Short-Term Investment (Cost $2,386,573)			2,386,573

Total Value of Investments (Cost $8,961,688) - 98.76%			$8,920,480

Other Assets Less Liabilities - 1.24%			111,684

Net Assets - 100.00%			$9,032,164

§ Represents 7 day effective yield

Summary of Investments
(Unaudited)
	% of Net Assets	Value
Exchange-Traded Products	72.34%	$6,533,907
Short-Term Investment	26.42%	2,386,573
Other Assets Less Liabilities	1.24%	111,684
Total	100.00%	$9,032,164

See Notes to Financial Statements

Cavalier Stable Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $8,961,688)	$8,920,480
Receivables:
Investments sold	87,855
Fund shares sold	226
Interest	177
Due from Advisor	27,734
Prepaid expenses:
Registration and filing fees	16,798
Fund accounting fees	3,251
Shareholder fulfillment expenses	3,197
Other operating expenses	583
Insurance expenses	409
Compliance fees	353
Securities pricing fees	34
Administration fees	11

Total assets	9,061,108

Liabilities:
Payables:
Distributions	184
Fund shares repurchased	25,939
Accrued expenses:
Professional fees	1,465
Distribution and service fees - Advisor Class Shares	758
Custody and banking fees	598

Total liabilities	28,944

Total Net Assets	$9,032,164

Net Assets Consist of:
Paid in interest	$9,688,122
Accumulated net investment loss	(242)
Accumulated net realized loss on investments	(614,508)
Net unrealized depreciation on investments	(41,208)

Total Net Assets	$9,032,164

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	829,528
Net Assets	$8,064,607
Net Asset Value, Offering Price and Redemption Price Per Share	$9.72

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	102,423
Net Assets	$967,557
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.45

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Stable Income Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends	$185,912
Interest	1,532

Total Investment Income	187,444

Expenses:
Advisory fees	46,471
Registration and filing fees	37,153
Fund accounting fees (note 2)	20,533
Transfer agent fees (note 2)	15,000
Professional fees	13,125
Administration fees (note 2)	10,557
Custody and banking fees (note 2)	5,065
Shareholder fulfillment expenses	5,051
Distribution and service fees - Advisor Class Shares (note 3)	4,107
Trustee fees and meeting expenses	4,000
Compliance fees	1,900
Insurance expenses	1,100
Securities pricing fees	999
Other operating expenses	912

Total Expenses	165,973

Expenses reimbursed by Advisor (note 2)	(31,122)
Fees waived by Advisor (note 2)	(46,471)

Net Expenses	88,380

Net Investment Income	99,064

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(397,478)
Net change in unrealized appreciation on investments	15,465

Net Realized and Unrealized Loss on Investments	(382,013)

Net Decrease in Net Assets Resulting from Operations	$(282,949)

See Notes to Financial Statements

Cavalier Stable Income Fund

Statements of Changes in Net Assets

			November 30,	May 31,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment income			$99,064	$215,383
Net realized gain (loss) from:
Investment transactions			(397,478)	(69,699)
Capital gain distributions fro underlying funds			-	4,778
Net change in unrealized appreciation (depreciation) on investments			15,465	(129,890)

Net Increase (Decrease) in Net Assets Resulting from Operations			(282,949)	20,572

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(111,604)	(196,292)
Advisor Class Shares			(852)	(5,502)
Net realized gains
Institutional Class Shares			-	(9,240)
Advisor Class Shares			-	(645)

Decrease in Net Assets Resulting from Distributions			(112,456)	(211,679)

Beneficial Interest Transactions:
Shares sold			28,367,853	22,159,854
Reinvested dividends and distributions			77,886	82,793
Shares repurchased			(39,587,418)	(11,580,217)
Increase (Decrease) from Beneficial Interest Transactions			(11,141,679)	10,662,430

Net Increase (Decrease) in Net Assets			(11,537,084)	10,471,323

Net Assets:
Beginning of Period			20,569,248	10,097,925
End of Period			$9,032,164	$20,569,248

Accumulated Net Investment Income (Loss)			$(242)	$13,149
	Period Ended		Year Ended
Share Information:	November 30, 2015		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,775,702	$27,532,289	2,177,888	$21,792,979
Reinvested dividends and distributions	6,407	77,475	7,806	77,978
Shares repurchased	(3,937,204)	(38,984,880)	(1,115,211)	(11,161,303)
Net Decrease in Shares of
Beneficial Interest	(1,155,095)	$(11,375,116)	(1,107,404)	$(11,083,325)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	87,151	$835,204	37,633	$366,875
Reinvested dividends and distributions	81	772	496	4,815
Shares repurchased	(62,715)	(602,539)	(43,029)	(418,914)
Net Increase (Decrease) in Shares of
Beneficial Interest	24,517	$233,437	(42,533)	$(414,099)

(a) Unaudited.

See Notes to Financial Statements

Cavalier Stable Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2015	(h)	2015		2014		2013	2012

Net Asset Value, Beginning of Period	$9.98		$10.15		$10.19		$10.16	$10.28

Income (Loss) from Investment Operations
Net investment income	0.08		0.17	(e)	0.17	(e)	0.39	0.17
Net realized and unrealized gain (loss)
on investments	(0.28)		(0.17)		(0.05)		0.14	(0.13)

Total from Investment Operations	(0.20)		-		0.12		0.53	0.04

Less Distributions:
From net investment income	(0.06)		(0.16)		(0.16)		(0.48)	(0.16)
From net realized gains	-		(0.01)		-		(0.02)	-

Total Distributions	(0.06)		(0.17)		(0.16)		(0.50)	(0.16)

Net Asset Value, End of Period	$9.72		$9.98		$10.15		$10.19	$10.16

Total Return (c)	(1.95)%	(b)	(0.04)%		1.25%		5.33%	0.38%

Net Assets, End of Period (in thousands)	$8,065		$19,813		$9,280		$7,679	$7,920

Ratios of:
Gross Expenses to Average Net Assets (d)	2.03%	(a)	1.72%		0.70%		0.86%	1.20%
Net Expenses to Average Net Assets (d)	0.87%	(a)	0.88%	(g)	0.70%	(g)	0.84%	1.17%
Net Investment Income to Average
Net Assets (f)	1.23%	(a)	1.72%	(g)	1.73%	(g)	3.14%	2.06%

Portfolio turnover rate	158.93%	(b)	106.26%		127.64%		82.95%	207.87%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	Includes reimbursement of acquired fund fees.
(h) Unaudited.

See Notes to Financial Statements

Cavalier Stable Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or period ended	2015	(h)	2015		2014		2013	2012

Net Asset Value, Beginning of Period	$9.70		$9.87		$9.91		$9.94	$10.11

Income (Loss) from Investment Operations
Net investment income	0.01		0.08	(f)	0.07	(f)	0.27	0.10
Net realized and unrealized gain (loss) on
investments	(0.25)		(0.17)		(0.04)		0.14	(0.17)

Total from Investment Operations	(0.24)		(0.09)		0.03		0.41	(0.07)

Less Distributions:
From net investment income	(0.01)		(0.07)		(0.07)		(0.42)	(0.10)
From net realized gains	-		(0.01)		-		(0.02)	-

Total Distributions	(0.01)		(0.08)		(0.07)		(0.44)	(0.10)

Net Asset Value, End of Period	$9.45		$9.70		$9.87		$9.91	$9.94

Total Return (c)	(2.38)%	(b)	(0.97)%		0.29%		4.16%	(0.63)%

Net Assets, End of Period (in thousands)	$967		$756		$818		$760	$837

Ratios of:
Gross Expenses to Average Net Assets (d)	3.32%	(a)	2.72%		1.70%		1.86%	2.20%
Net Expenses to Average Net Assets (d)	1.87%	(a)	1.88%	(g)	1.70%		1.84%	2.17%
Net Investment Income to Average
Net Assets (e)	0.03%	(a)	0.79%	(g)	0.73%		2.14%	1.11%

Portfolio turnover rate	158.93%	(b)	106.26%		127.64%		82.95%	207.87%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	Calculated using the average shares method.
(g)	Includes reimbursement of acquired fund fees.
(h) Unaudited.

See Notes to Financial Statements

55

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.84%
Consumer Discretionary Select Sector SPDR Fund		205,504	$16,603,873
First Trust Consumer Staples AlphaDEX Fund		378,585	16,580,285
First Trust Financial AlphaDEX Fund		690,831	16,630,808
* First Trust Health Care AlphaDEX Fund		276,378	16,593,322
Technology Select Sector SPDR Fund		379,015	16,662,696

Total Exchange-Traded Products (Cost $81,152,745)			83,070,984

SHORT-TERM INVESTMENT - 6.16%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%	5,233,618	5,233,618

Total Short-Term Investment (Cost $5,233,618)			5,233,618

Total Value of Investments (Cost $86,386,363) - 104.00%			$88,304,602

Liabilities in Excess of Other Assets - (4.00)%			(3,395,656)

Net Assets - 100.00%			$84,908,946

§ Represents 7 day effective yield
* Non-income producing investment

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange-Traded Products	97.84%	$83,070,984
Short-Term Investment	6.16%	5,233,618
Liabilities in Excess of Other Assets	-4.00%	(3,395,656)
Total	100.00%	$84,908,946

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2015

Assets:
Investments, at value (cost $86,386,363)	$88,304,602
Receivables:
Fund shares sold	92,586
Dividends and interest	412
Prepaid expenses:
Registration and filing fees	13,182
Shareholder fulfillment expenses	9,305
Fund accounting fees	3,190
Professional fees	1,877
Insurance expenses	1,775
Compliance fees	353

Total assets	88,427,282

Liabilities:
Payables:
Investments purchased	3,418,633
Fund shares repurchased	30,546
Accrued expenses:
Advisory fees	60,752
Distribution and service fees - Advisor Class Shares	6,650
Custody and banking fees	978
Administration fees	592
Securities pricing fees	185

Total liabilities	3,518,336

Total Net Assets	$84,908,946

Net Assets Consist of:
Paid in interest	$84,348,132
Accumulated net investment loss	(40,860)
Accumulated net realized loss on investments	(1,316,565)
Net unrealized appreciation on investments	1,918,239

Total Net Assets	$84,908,946

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,475,581
Net Assets	$75,757,016
Net Asset Value, Offering Price and Redemption Price Per Share	$11.70

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	797,344
Net Assets	$9,151,930
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.48

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2015

Investment Income:
Dividends	$563,997
Interest	3,424

Total Investment Income	567,421

Expenses:
Advisory fees (note 2)	448,856
Registration and filing fees	55,249
Distribution and service fees - Advisor Class Shares (note 3)	46,618
Administration fees (note 2)	44,886
Transfer agent fees (note 2)	25,659
Fund accounting fees (note 2)	23,989
Professional fees	13,125
Custody and banking fees (note 2)	12,977
Shareholder fulfillment expenses	7,051
Trustee fees and meeting expenses	4,000
Compliance fees (note 2)	1,900
Insurance expenses	1,100
Securities pricing fees	999
Other operating expenses	912

Total Expenses	687,321

Expenses reimbursed by Advisor (note 2)	(12,728)
Fees waived by Advisor (note 2)	(66,312)

Net Expenses	608,280

Net Investment Loss	(40,859)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(3,556,738)
Net change in unrealized depreciation on investments	(315,501)

Net Realized and Unrealized Loss on Investments	(3,872,239)

Net Decrease in Net Assets Resulting from Operations	$(3,913,098)

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets

				November 30,	May 31,
For the period or fiscal year ended				2015 (a)	2015

Operations:
Net investment income (loss)				$(40,860)	$145,780
Net realized gain (loss) from investment transactions				(3,556,738)	3,799,352
Net change in unrealized appreciation (depreciation) on investments				(315,501)	344,316

Net Increase (Decrease) in Net Assets Resulting from Operations				(3,913,099)	4,289,448

Distributions to Shareholders From:
Net investment income
Institutional Class Shares				-	(256,656)
Advisor Class Shares				-	(3,737)
Net realized gains
Institutional Class Shares				-	(2,152,020)
Advisor Class Shares				-	(34,134)

Decrease in Net Assets Resulting from Distributions				-	(2,446,547)

Beneficial Interest Transactions:
Shares sold				35,867,658	86,615,313
Reinvested dividends and distributions				-	1,414,118
Shares repurchased				(49,098,198)	(18,493,480)

Increase (Decrease) from Beneficial Interest Transactions				(13,230,540)	69,535,951

Net Increase (Decrease) in Net Assets				(17,143,639)	71,378,852

Net Assets:
Beginning of Period				102,052,585	30,673,733
End of Period				$84,908,946	$102,052,585

Accumulated Net Investment Loss				$(40,860)	$-
	Period Ended			Year Ended
Share Information:	November 30, 2015 (a)			May 31, 2015
Institutional Class Shares	Shares		Amount	Shares	Amount
Shares sold	2,954,417	$	$ 34,740,872	6,318,719	$76,695,978
Reinvested dividends and distributions	-		-	119,678	1,379,959
Shares repurchased	(4,011,070)		(47,637,690)	(1,472,094)	(17,760,924)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,056,653)		$(12,896,818)	4,966,303	$60,315,013

Advisor Class Shares	Shares		Amount	Shares	Amount
Shares sold	97,120		$1,126,786	836,139	$9,919,335
Reinvested dividends and distributions	-		-	2,995	34,159
Shares repurchased	(125,487)		(1,460,508)	(61,142)	(732,556)
Net Increase (Decrease) in Shares of
Beneficial Interest	(28,367)		$(333,722)	777,992	$9,220,938

(a) Unaudited.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of the	Novmeber 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.23		$11.74		$10.67		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	-		0.04	(g)	0.04	(g)	(0.01)
Net realized and unrealized gain (loss)
on investments	(0.53)		1.02		1.60		0.75

Total from Investment Operations	(0.53)		1.06		1.64		0.74

Less Distributions:
From net investment income	-		(0.06)		(0.04)		(0.07)
From net realized gains	-		(0.51)		(0.53)		-

Total Distributions	-		(0.57)		(0.57)		(0.07)

Net Asset Value, End of Period	$11.70		$12.23		$11.74		$10.67

Total Return (c)	(4.33)%	(b)	9.29%		15.71%		7.46%	(b)

Net Assets, End of Period (in thousands)	$75,757		$92,098		$30,116		$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.42%	(a)	1.41%		1.25%		1.20%	(a)
Net Expenses to Average Net Assets (d)	1.25%	(a)	1.20%	(h)	1.25%		1.20%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	0.02%	(a)	0.36%	(h)	0.36%		(0.33)%	(a)

Portfolio turnover rate	277.72%	(b)	323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America d, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset alues may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends y the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to My 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements							(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2015	(i)	2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.06		$11.69		$10.65		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.06)		(0.11)	(g)	(0.09)	(g)	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.52)		1.04		1.69		0.73

Total from Investment Operations	(0.58)		0.93		1.60		0.71

Less Distributions:
From net investment income	-		(0.05)		(0.03)		(0.06)
From net realized gains	-		(0.51)		(0.53)		-

Total Distributions	-		(0.56)		(0.56)		(0.06)

Net Asset Value, End of Period	$11.48		$12.06		$11.69		$10.65

Total Return (c)	(4.81)%	(b)	8.24%		15.37%		7.15%	(b)

Net Assets, End of Period (in thousands)	$9,152		$9,955		$558		$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.42%	(a)	2.41%		2.25%		2.20%	(a)
Net Expenses to Average Net Assets (d)	2.25%	(a)	2.20%	(h)	2.25%		2.20%	(a)
Net Investment Loss to Average Net Assets (e)	(1.01)%	(a)	(0.95)%	(h)	(0.78)%		(2.19)%	(a)

Portfolio turnover rate	277.72%	(b)	323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i) Unaudited.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements
(Unaudited)

1.      Organization and Significant Accounting Policies

The Cavalier Funds ("Funds") are a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  Each Fund is a separate, diversified series of the Trust.

The Funds seek to achieve each Fund's investment objective by principally investing in no-load, institutional, and exchange-traded products registered under the Investment Company Act of 1940 ("Underlying Funds"), common stocks, preferred stocks, and fixed income securities.  Although each Fund principally invests in Underlying Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund's Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Advisor Class Shares
Dividend Income Fund	September 20, 2012	September 26, 2012
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Global Opportunities Fund	September 20, 2012	September 26, 2012
Fundamental Growth Fund	October 17, 2013	November 4, 2013
Hedged Equity Fund	September 20, 2012	September 26, 2012
Hedged High Income Fund	September 20, 2012	September 26, 2012
Multi Strategist Fund	September 20, 2012	September 26, 2012
Stable Income Fund	October 2, 2009	February 25, 2011
Tactical Rotation Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Each Fund may invest in portfolios of open-end investment companies (the "Open-End Funds"). The Open-End Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Open-End Funds.  The Open-End Funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2015 for each Fund's investments measured at fair value:

Dividend Income Fund
Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$2,201,856	$2,201,856	$-	$-
Total	$2,201,856	$2,201,856	$-	$-

Dynamic Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$6,212,940	$6,212,940	$-	$-
Exchange-Traded Products	9,402,371	9,402,371	-	-
Short-Term Investment	202,562	202,562	-	-
Total	$15,817,873	$15,817,873	$-	$-

Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$56,363,718	$56,363,718	$-	$-
Short-Term Investment	1,064,737	1,064,737	-	-
Total	$57,428,455	$57,428,455	$-	$-

Global Opportunities Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$29,772,696	$29,772,696	$-	$-
Short-Term Investment	20,347,034	20,347,034	-	-
Total	$50,119,730	$50,119,730	$-	$-

Hedged Equity Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$6,143,545	$6,143,545	$-	$-
Short-Term Investment	148,987	148,987	-	-
Total	$6,292,532	$6,292,532	$-	$-

Hedged High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$10,435,054	$10,435,054	$-	$-
Short-Term Investment	234,570	234,570	-	-
Total	$10,669,624	$10,669,624	$-	$-

Multi Strategist Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$665,170	$665,170	$-	$-
Exchange-Traded Products	3,685,077	3,685,077	-	-
Short-Term Investment	703,091	703,091	-	-
Total	$5,053,338	$5,053,338	$-	$-

Stable Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$6,533,907	$6,533,907	$-	$-
Short-Term Investment	2,386,573	2,386,573	-	-
Total	$8,920,480	$8,920,480	$-	$-

Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$83,070,984	$83,070,984	$-	$-
Short-Term Investment	5,233,618	5,233,618	-	-
Total	$88,304,602	$88,304,602	$-	$-
(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

*Refer to the Schedules of Investments for a breakdown by sector.

The Funds had no significant transfers into or out of Level 1, 2, or 3 during the period ended November 30, 2015.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
For the period from June 1, 2015 through July 31, 2015, FolioMetrix, LLC served as the advisor to the Funds.  During this period, Navellier & Associates, Inc. (the "Sub-Advisor") served as the Sub-Advisor to the Fundamental Growth Fund.

Effective August 1, 2015, Cavalier Investments (the "Advisor") would serve as the interim investment advisor to the Funds and would continue to provide advisory services to the Funds, following approval from shareholders.The Advisor engaged Navellier & Associates, Inc. to continue to act as a Sub-Advisor and to provide day to day portfolio management for the Fundamental Growth Fund.  The Sub-Advisor is paid directly by the Advisor.

  (Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rate and amounts paid to the Advisor for each Fund during the six month period ended November 30, 2015:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Dividend Income Fund	0.90%	30,683	15,341	70,186
Dynamic Growth Fund	0.45%	48,314	21,642	2,031
Fundamental Growth Fund	1.00%	294,471	85,667	18,316
Global Opportunities Fund	0.45%	107,652	25,967	10,841
Hedged Equity Fund	0.45%	30,866	28,670	34,217
Hedged High Income Fund	0.45%	45,044	40,397	40,521
Multi Strategist Fund	0.45%	15,294	15,294	59,604
Stable Income Fund	0.45%	46,471	46,471	31,122
Tactical Rotation Fund	1.00%	448,856	66,312	12,728

During the six month period ended November 30, 2015, the Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan), including acquired fund fees and expenses, to not more than the following percentages of the average daily net assets of the Funds:

Fund	Expense Limitation
Dividend Income Fund	1.88%
Dynamic Growth Fund	1.40%
Fundamental Growth Fund	1.10%
Global Opportunities Fund	1.10%
Hedged Equity Fund	1.99%
Hedged High Income Fund	1.44%
Multi Strategist Fund	1.48%
Stable Income Fund	1.30%
Tactical Rotation Fund	1.45%

Administrator
The Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $1,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.

                                         (Continued)

A breakdown of these fees is provided in the following table:
Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $1,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent's fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

3.      Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts.

                                         (Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

See the table below for the Distribution and Service Fees of the Advisor Class Shares for each Fund during the six month period ended November 30, 2015:

Fund	Amount Incurred
Dividend Income Fund	$ 492
Dynamic Growth Fund	6,338
Fundamental Growth Fund	40,329
Global Opportunities Fund	34,181
Hedged Equity Fund	1,478
Hedged High Income Fund	2,738
Multi Strategist Fund	1,475
Stable Income Fund	4,107
Tactical Rotation Fund	46,618

4. Fund Liquidations

Rx Tax Advantaged Fund
At the recommendation of FolioMetrix, LLC, the Funds' former advisor, the Trust's Board of Trustees (the "Trustees") approved the closing and subsequent liquidation of the Rx Tax Advantaged Fund. The Trustees determined that the dissolution and liquidation of the Fund were in the best interests of the Fund and its shareholders.  Accordingly, the Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on July 31, 2015 (the "Liquidation Date").

Effective at the close of business on May 21, 2015, the Rx Tax Advantaged Fund was closed to purchases by new shareholders and additional purchases by existing shareholders. The planned liquidation of the Fund caused the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund's Prospectus. Prior to the Liquidation Date, Fund shareholders may have redeemed (sold) their shares in the manner described in the Prospectus under "Redeeming Shares." Shareholders remaining in the Fund just prior to, or on, the Liquidation Date incurred increased transaction fees incurred in connection with the disposition of the Fund's portfolio holdings.

Cavalier Traditional Fixed Income Fund
At the recommendation of Cavalier Investments, the Funds' Advisor, the Trustees approved the closing and subsequent liquidation of the Cavalier Traditional Fixed Income Fund. The Trustees determined that the dissolution and liquidation of the Fund were in the best interests of the Fund and its shareholders.  Accordingly, the Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on October 5, 2015 (the "Liquidation Date").

Effective at the close of business on September 4, 2015, the Cavalier Traditional Fixed Income Fund was closed to purchases by new shareholders and additional purchases by existing shareholders. The planned liquidation of the Fund caused the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund's Prospectus. Prior to the Liquidation Date, Fund shareholders may have redeemed (sold) their shares in the manner described in the Prospectus under "Redeeming Shares." Shareholders remaining in the Fund just prior to, or on, the Liquidation Date incurred increased transaction fees incurred in connection with the disposition of the Fund's portfolio holdings.

If no action was taken by a shareholder in either Fund prior to the Liquidation Dates, the Funds distributed to such shareholder, on or promptly after the Liquidation Dates, a liquidating cash distribution equal in value to the shareholder's interest in the net assets of the Fund as of the Liquidation Date of the Fund. The liquidating cash distribution to shareholders was treated as payment in exchange for their shares. The liquidation of shares may be treated as a taxable event.

                                         (Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

5.      Purchases and Sales of Investment Securities

For the six month period ended November 30, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
	Purchases of Securities	Proceeds from Sales of Securities
Dividend Income Fund	$ 2,984,158	$ 5,672,533
Dynamic Growth Fund	33,949,363	37,465,335
Fundamental Growth Fund	48,194,026	48,130,136
Global Opportunities Fund	54,834,562	68,496,783
Hedged Equity Fund	16,426,624	31,757,816
Hedged High Income Fund	25,653,460	46,260,105
Multi Strategist Fund	5,400,109	12,329,089
Stable Income Fund	28,440,313	41,017,970
Tactical Rotation Fund	240,990,358	255,035,150

There were no long-term purchases or sales of U.S. Government Obligations during the six month period ended November 30, 2015.

6.      Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2015, open taxable years consisted of the taxable years ended May 31, 2013, May 31, 2014, and May 31, 2015.  No examination of tax returns is currently in progress for any of the Funds.

                                         (Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Distributions during the six month period ended November 30, 2015 were characterized for tax purposes as follows:

		Distributions from
Fund	Period or Fiscal Year Ended	Ordinary Income	Long-Term Capital Gains
Dividend Income Fund	11/30/2015	$ 23,187	$ -
	05/31/2015	274,880	369
Dynamic Growth Fund	11/30/2015	-	-
	05/31/2015	1,291,733	648,924
Fundamental Growth Fund	11/30/2015	-	-
	05/31/2015	-	-
Global Opportunities Fund	11/30/2015	-	-
	05/31/2015	107,704	790,897
Hedged Equity Fund	11/30/2015	-	-
	05/31/2015	184,890	32,819
Hedged High Income Fund	11/30/2015	511,201	-
	05/31/2015	1,810,791	117,626
Multi Strategist Fund	11/30/2015	-	-
	05/31/2015	100,184	313,597
Stable Income Fund	11/30/2015	112,456	-
	05/31/2015	211,679	-
Tactical Rotation Fund	11/30/2015	-	-
	05/31/2015	2,446,547	-

At November 30, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

	Dividend Income Fund	Dynamic Growth Fund	Fundamental Growth Fund	Global Opportunities Fund	Hedged Equity Fund
Cost of Investments	$2,142,366	$15,293,772	$55,167,544	$49,390,951	$6,294,315

Gross Unrealized Appreciation	62,985	670,427	5,167,571	728,779	1,343
Gross Unrealized Depreciation	(3,495)	(146,326)	(2,906,660)	-	(3,126)
Net Unrealized Appreciation (Depreciation)	59,490	524,101	2,260,911	728,779	(1,783)

Accumulated Net Investment Income (Loss)	(6,998)	(18,477)	(1,890)	(18,342)	1,172

Distributable Earnings (Accumulated Deficit)	$ 52,492	$ 505,624	$ 2,259,021	$ 710,437	$ (611)

                                         (Continued)

	Hedged High Income Fund	Multi Strategist Fund	Stable Income Fund	Tactical Rotation Fund
Cost of Investments	$10,664,479	$5,012,847	$8,961,688	$86,386,363

Gross Unrealized Appreciation	8,872	86,068	8,139	2,615,484
Gross Unrealized Depreciation	(3,727)	(45,577)	(49,347)	(697,245)
Net Unrealized Appreciation (Depreciation)	5,145	40,491	(41,208)	1,918,239

Accumulated Net Investment Loss	(4,180)	(235,210)	(242)	(40,860)

Distributable Earnings (Accumulated Deficit)	$ 965	$ (194,719)	$ (41,450)	$ 1,877,379

7.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

8.      Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions

Each of the Funds below paid the following per share net investment income distributions related to the period ended December 16, 2015.  The record date of the distributions was December 15, 2015, and the ex date and payable date was December 16, 2015.

	Institutional Class Shares	Advisor Class Shares
Dividend Income Fund	$ -	$ -
Dynamic Growth Fund	$ -	$ -
Fundamental Growth Fund	$ 0.00698	$ 0.00698
Global Opportunities Fund	$ -	$ -
Hedged Equity Fund	$ 0.03022	$ 0.03022
Hedged High Income Fund	$ 0.01058	$ 0.00555
Multi Strategist Fund	$ -	$ -
Stable Income Fund	$ 0.00843	$ 0.00395
Tactical Rotation Fund	$ -	$ -

                                         (Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Each of the Funds below paid the following per share net investment income distributions related to the period ended December 31, 2015.  The record date of the distributions was December 30, 2015, and the ex date and payable date was December 31, 2015.

	Institutional Class Shares	Advisor Class Shares
Dividend Income Fund	$0.01856	$0.01444
Dynamic Growth Fund	$ -	$ -
Fundamental Growth Fund	$ -	$ -
Global Opportunities Fund	$ -	$ -
Hedged Equity Fund	$ -	$ -
Hedged High Income Fund	$ -	$ -
Multi Strategist Fund	$ -	$ -
Stable Income Fund	$0.02386	$0.01987
Tactical Rotation Fund	$ -	$ -

Each of the Funds below paid the following per share capital gain distributions related to the period ended December 31, 2015.  The record date of the distributions was December 15, 2015, and the ex date and payable date was December 16, 2015.

	Short-Term Capital Gains	Long-Term Capital Gains
Dividend Income Fund	$ -	$ -
Dynamic Growth Fund	$1.59791	$0.45087
Fundamental Growth Fund	$ -	$ -
Global Opportunities Fund	$0.03950	$0.10974
Hedged Equity Fund	$ -	$ -
Hedged High Income Fund	$ -	$ -
Multi Strategist Fund	$ -	$0.38262
Stable Income Fund	$ -	$ -
Tactical Rotation Fund	$0.28056	$0.02978

As of September 25, 2015, Cavalier Investments renamed the Funds to the following:

Fund Name for the period from June 1, 2015 through September 24, 2015	Fund Name for the period from September 25, 2015 through the period ended November 30, 2015
Cavalier Dividend Income Fund	Cavalier Dividend Income Fund
Cavalier Dynamic Growth Fund	Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund	Cavalier Fundamental Growth Fund
Cavalier Traditional Equity Fund	Cavalier Global Opportunities Fund
Cavalier Non Traditional Fund	Cavalier Hedged Equity Fund
Cavalier High Income Fund	Cavalier Hedged High Income Fund
Cavalier Multi Strategist Fund	Cavalier Multi Strategist Fund
Cavalier Dynamic Total Return Fund	Cavalier Stable Income Fund
Cavalier Tactical Rotation Fund	Cavalier Tactical Rotation Fund
Rx Traditional Fixed Income Fund	Cavalier Traditional Fixed Income Fund (Closed 10/5/15) (see Note 4)
Rx Tax Advantaged Fund	Rx Tax Advantaged Fund (Closed 7/31/2015) (see Note 4)

                                         (Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

Special Meeting of Shareholders

At a meeting of the shareholders on December 18, 2015, the Advisor received the necessary shareholder votes for approval of the Investment Advisory Agreement for each of the Funds.  A total of 22,037,523.147 shares of the Funds were entitled to vote at the shareholder meeting.  The holders of 11,704,706.410 shares entitled to vote for the Funds were present in person or were represented by proxy at the meeting.   The percentage of shares present totaled 67.65%.  The amount of shares that voted for the approval totaled 7,917,725.758, or 35.93%.  The amount of shares that withheld totaled 96,472.000, or 0.44%.  The amount of shares that abstained totaled 188,914.652, or 0.86%. The amount of shares that went uninstructed totaled 3,501,594.000, or 15.89%. 11,018,761.574 shares were necessary for quorum, so the Funds received the necessary votes.

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Cavalier Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal period.

Each of the funds listed below had the following distribution information for the six month period ended November 30, 2015.

	Ordinary Income	Long-Term Capital Gains
Dividend Income Fund	$ 23,187	$ -
Dynamic Growth Fund	$ -	$ -
Fundamental Growth Fund	$ -	$ -
Global Opportunities Fund	$ -	$ -
Hedged Equity Fund	$ -	$ -
Hedged High Income Fund	$ 511,201	$ -
Multi Strategist Fund	$ -	$ -
Stable Income Fund	$ 112,456	$ -
Tactical Rotation Fund	$ -	$ -

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on shares redeemed within one year of purchase date and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds' actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dividend Income Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 921.90	$6.97	1.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.82	$7.32	1.45%
Advisor Class Shares
Actual	$1,000.00	$ 985.50	$12.19	2.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.79	$12.36	2.45%

Dynamic Growth Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 953.60	$6.23	1.27%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.69	$6.43	1.27%
Advisor Class Shares
Actual	$1,000.00	$ 949.20	$11.11	2.27%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.67	$11.47	2.27%

Fundamental Growth Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 937.40	$5.31	1.09%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.58	$5.54	1.09%
Advisor Class Shares
Actual	$1,000.00	$ 932.40	$10.13	2.09%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.58	$10.56	2.09%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Global Opportunities Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 925.40	$4.42	0.92%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.47	$4.64	0.92%
Advisor Class Shares
Actual	$1,000.00	$ 921.00	$9.27	1.92%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.42	$9.72	1.92%

Hedged Equity Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 974.40	$6.66	1.35%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.32	$6.81	1.35%
Advisor Class Shares
Actual	$1,000.00	$ 969.90	$11.62	2.35%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.27	$11.88	2.35%

Hedged High Income Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 985.90	$4.54	0.91%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.50	$4.62	0.91%
Advisor Class Shares
Actual	$1,000.00	$ 980.40	$9.49	1.91%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.49	$9.65	1.91%

Multi Strategist Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 962.00	$5.30	1.08%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.66	$5.46	1.08%
Advisor Class Shares
Actual	$1,000.00	$ 958.00	$10.21	2.08%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.64	$10.50	2.08%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Stable Income Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 980.50	$4.34	0.87%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.69	$4.43	0.87%
Advisor Class Shares
Actual	$1,000.00	$ 976.20	$9.25	1.87%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.71	$9.43	1.87%

Tactical Rotation Fund	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 956.70	$6.13	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.81	$6.32	1.25%
Advisor Class Shares
Actual	$1,000.00	$ 951.90	$11.01	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.78	$11.36	2.25%

*Expenses are equal to the average account value over the period multiplied by each Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27803. The Independent Trustees each received aggregate compensation of $4,000 during the six month period ended November 30, 2015 for their services to the Funds and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of\ Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 63	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	28	None.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Theo H. Pitt, Jr. Age: 79	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	28
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Vertical Capital Investors Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

James H. Speed, Jr. Age: 62	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003.	28
Independent Trustee of the Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of Nottingham Investment Trust II for its four series from 2000 until 2010 and New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 55	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	28	None.
Other Officers
Katherine M. Honey Age: 42	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Age: 27	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Age: 31	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
John Canning Age: 45	Chief Compliance Officer	Since 8/14	Managing Director, Cipperman Compliance Services, LLC (2011-present). Formerly, Director of Mutual Fund Administration of Nationwide Fund Group (2008-2011).	n/a	n/a

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	50 Braintree Hill Office Park
Post Office Drawer 4365
Rocky Mount, North Carolina 27803	Braintree, Massachusetts 02184
Suite 105

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.                          CODE OF ETHICS.
Not applicable.

Item 3.                          AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.                          PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.                          AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.                          SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                          SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                          CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: February 5, 2016

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds
Date: February 5, 2016